STOCK BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SUMMARY OF OPTIONS ACTIVITY

The following table reflects the Option activity for the six months ended June 30, 2026 and 2025 (in thousands, except shares and price per share):

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Terms Years	Aggregate Intrinsic Value
Options outstanding as of December 31, 2025	6,322,480	$3.40	4.09	$15,004
Granted	-	-	-	-
Exercised	(85,000)	$0.77	-	-
Forfeited	(526,094)	-	-	-
Options outstanding as of June 30, 2026	5,711,386	$3.63	3.90	$12,218
Options exercisable as of June 30, 2026	4,981,131	$3.32	3.22	$12,209
Options unvested as of June 30, 2026	730,255	$5.76	8.58	$9

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Terms Years	Aggregate Intrinsic Value
Options outstanding as of December 31, 2024	5,976,076	$3.26	4.94	$15,003
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	(22,883)	-	-	-
Options outstanding as of June 30, 2025	5,953,193	$3.26	5.24	$14,935
Options exercisable as of June 30, 2025	4,669,998	$2.82	4.39	$13,782
Options unvested as of June 30, 2025	1,283,195	$4.87	8.34	$1,153

The following table reflects the Option activity for the years ended December 31, 2025 and 2024 (in thousands, except shares and price per share):

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Terms Years	Aggregate Intrinsic Value
Options outstanding as of December 31, 2024	5,976,076	$3.26	4.94	$15,003
Granted	375,087	$5.77	-	-
Exercised	(5,000)	$2.94	-	-
Forfeited	(23,683)	$3.19	-	-
Options outstanding as of December 31, 2025	6,322,480	$3.40	4.09	$15,004
Options exercisable as of December 31, 2025	5,323,300	$2.96	3.22	$14,980
Options unvested as of December 31, 2025	999,180	$5.75	8.74	$24

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Terms Years	Aggregate Intrinsic Value
Options outstanding as of December 31, 2023	5,276,824	$2.93	5.33	$14,619
Granted	703,102	5.74	-	-
Exercised	-	$-	-	-
Forfeited	(3,850)	$5.71	-	-
Options outstanding as of December 31, 2024	5,976,076	$3.26	4.94	$15,003
Options exercisable as of December 31, 2024	4,441,586	$2.41	3.59	$14,932
Options unvested as of December 31, 2024	1,534,490	$5.72	8.83	$71

SUMMARY OF RESTRICTED STOCK ACTIVITY

A summary of restricted stock activity for the six months ended June 30, 2026 was as follows:

	Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2025	-	$-
Granted	334,437	5.77
Vested	-	-
Forfeited	-	-
Nonvested as of June 30, 2026	334,437	$5.77

Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SUMMARY OF FAIR VALUE OPTIONS GRANTED
	Year ended
	December 31, 2025	December 31, 2024
Expected term of option (years)	6.5	6.5
Risk free interest rate	4.01%	4.198% - 4.217%
Volatility	29.13% - 317.38%	49.25% - 85.61%